Consolidated Variable Interest Entity (Detail)	12 Months Ended
Dec. 31, 2013
Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng")
Variable Interest Entity [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Dec. 31, 2010
Percentage of ownership
Principal activities	Development, operation and sale of mobile phone games
Shenzhen Lan Yue Network Technology Co., Ltd. ("Lanyue")
Variable Interest Entity [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Sep. 16, 2013
Percentage of ownership
Principal activities	Development, operation and sale of mobile phone games
Chengdu Zhuoxing Technology Co., Ltd. ("Chengdu Zhuoxing")
Variable Interest Entity [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Sep. 16, 2013
Percentage of ownership
Principal activities	Development, operation and sale of mobile phone games
Beijing Wuyao technology Co., Ltd. (China) ("Beijing Wuyao")
Variable Interest Entity [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Sep. 16, 2013
Percentage of ownership
Principal activities	Development, operation and sale of mobile phone games